Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 2,599,000	$ (2,423,000)	$ (7,038,000)	$ (13,986,000)
Adjustments to reconcile net loss to cash used in operating activities:
Change in fair value of common stock warrant and option liabilities	(1,862,000)	(593,000)	1,474,000	(6,544,000)
Change in fair value of contingent consideration	(1,000,000)	0
Issuance and offering costs allocated to liability classified options			0	430,000
Valuation loss on March 2023 PIPE			0	6,076,000
Depreciation	13,000	51,000	113,000	287,000
Lease amortization	104,000	177,000	652,000	697,000
Amortization of note receivable discount	(69,000)	0	(157,000)	0
Gain on disposal of property and equipment	0	2,000	(65,000)	(40,000)
Gain on sale of RS durum wheat trait	(750,000)	0	(4,000,000)	0
Stock-based compensation	78,000	138,000	512,000	717,000
Bad debt expense			0	20,000
Write-down of inventories			154,000	444,000
Impairment of property and equipment	0	36,000	36,000	0
Impairment of ROU asset			0	113,000
Write-down of non-controlling interest			138,000	0
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(193,000)	(246,000)	(762,000)	184,000
Inventories	(381,000)	303,000	550,000	(2,419,000)
Prepaid expenses and other current assets	205,000	275,000	(124,000)	1,000
Other noncurrent assets			72,000	2,000
Accounts payable and accrued expenses	(213,000)	(678,000)	(303,000)	(522,000)
Amounts due to related parties	0	17,000	(29,000)	10,000
Operating lease liabilities	(119,000)	(269,000)
Operating lease payments			(850,000)	(764,000)
Net cash used in operating activities	(1,588,000)	(3,210,000)	(9,627,000)	(15,294,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of intangible assets	500,000	0	4,000,000	0
Proceeds from sale of property and equipment	0	17,000	334,000	115,000
Proceeds from sale of Verdeca - earn-out received			0	569,000
Proceeds from sale of investments			5,024,000	2,502,000
Proceeds from sale of RS durum wheat trait	500,000	0	4,000,000	0
Cash paid related to sale of GoodWheat			(2,000,000)	0
Purchases of property and equipment	0	(13,000)	(16,000)	(5,000)
Purchases of investments			0	(7,525,000)
Net cash provided by (used in) investing activities	500,000	4,000	7,342,000	(4,344,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from ESPP purchases	5,000	5,000	9,000	12,000
Net cash provided by financing activities	5,000	5,000	9,000	5,512,000
Net decrease in cash and cash equivalents	(1,083,000)	(3,201,000)	(2,276,000)	(14,126,000)
Cash and cash equivalents - beginning of period	4,242,000	6,518,000	6,518,000	20,644,000
Cash and cash equivalents - end of period	3,159,000	3,317,000	4,242,000	6,518,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Proceeds from sale of property and equipment in accounts receivable and other receivables	0	12,000	0	8,000
Purchases of property and equipment in accounts payable and accrued expenses	0	13,000
Right of use assets obtained in exchange for new operating lease liabilities	0	86,000	86,000	0
Proceeds from sale of intangible assets in accounts receivable and other receivables	$ 250,000	$ 0
Note receivable recognized from sale of GoodWheat			5,705,000	0
March 2023 PIPE [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, pre-funded warrants and preferred investment options from March 2023 PIPE			0	5,997,000
Payments of offering costs relating to March 2023 PIPE			0	(497,000)
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock options issued to placement agent and included in offering costs			0	212,000
Warrant and option modifications included in Valuation loss on March 2023 PIPE			$ 0	$ 404,000